SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Jan. 02, 2016
Accounting Policies [Abstract]
Inventory write-down	$ 0	$ 8
Severance costs	150	32
Accumulated deficit	$ (22,576)	$ (19,734)	$ (25,142)	$ 11